POST-RETIREMENT BENEFITS - Other Post-Retirement Benefits (Details) $ in Millions	12 Months Ended
	Dec. 31, 2019 USD ($) year	Dec. 31, 2018 USD ($) year
Disclosure of net defined benefit liability (asset) [line items]
Weighted average duration of defined benefit obligation | year	9	14
Estimate of contributions, Less than a year	$ 27	$ 8
Estimate of contributions, between 1-2 years	7	8
Estimate of contributions, between 2-5 years	21	24
Estimate of contributions, over 5 years	98	144
Total	153	184
Defined pension benefits
Disclosure of net defined benefit liability (asset) [line items]
Estimate of contributions, Less than a year	27	7
Estimate of contributions, between 1-2 years	7	7
Estimate of contributions, between 2-5 years	20	22
Estimate of contributions, over 5 years	95	139
Total	149	175
Other post-retirement benefits
Disclosure of net defined benefit liability (asset) [line items]
Estimate of contributions, Less than a year	0	1
Estimate of contributions, between 1-2 years	0	1
Estimate of contributions, between 2-5 years	1	2
Estimate of contributions, over 5 years	3	5
Total	$ 4	$ 9